Retirement Benefits (Details 13) (USD $) In Millions	Dec. 31, 2010
Pension Benefits
Year Ending December 31 [Abstract]
2011	$ 1,106
2012	1,163
2013	1,235
2014	1,315
2015	1,383
2016 through 2020	7,997
Medical and Life Benefits
Year Ending December 31 [Abstract]
2011	150
2012	153
2013	157
2014	161
2015	164
2016 through 2020	$ 849